Revenue - Schedule of Disaggregates the Group’s Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	$ 3,501,947	$ 4,798,363
Cross-Border Sales [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	800,751	4,536,131
Fully Managed E-Commerce Operation Services [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	2,591,308
Digital Marketing Services [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	76,907	128,993
Others [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	$ 32,981	$ 133,239